Derivatives	12 Months Ended
Dec. 31, 2017
Derivatives
Derivatives

12 Derivatives

Companies in the Group transact derivatives as principal either as a trading activity or to manage balance sheet foreign exchange, interest rate and credit risk.

The following table shows the notional amount and fair value of the Group’s derivatives.

	Group
	2017			2016
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts
Spot, forwards and futures	12	165	171	15	420	365
Currency swaps	3	76	75	4	238	279
Options purchased	1	44	—	1	55	—
Options written	1	—	44	1	—	55

Interest rate contracts
Interest rate swaps	179	1,987	2,868	91	3,026	3,918
Options purchased	6	43	—	4	72	—
Options written	6	—	20	4	—	37
Futures and forwards	—	—	—	5	—	—

Equity and commodity contracts	—	—	—	1	93	—

		2,315	3,178		3,904	4,654

Amounts above include:

Due from/to intermediate holding company		1,703	2,951		2,929	4,294
Due from/to fellow subsidiaries		6	15		—	—

	Bank
	2017			2016
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts
Spot, forwards and futures	11	162	166	13	371	343
Currency swaps	3	74	74	3	151	151
Options purchased	1	44	—	1	55	—
Options written	1	—	44	1	—	55

Interest rate contracts
Interest rate swaps	170	1,954	2,813	45	2,433	3,352
Options purchased	6	43	—	4	72	—
Options written	6	—	20	4	—	37

		2,277	3,117		3,082	3,938

Amounts above include:

Due from/to intermediate holding company		1,697	2,908		2,167	3,604